Software Development Costs, net (Tables)	12 Months Ended
Sep. 30, 2017
Research and Development [Abstract]
Schedule of software development costs, net

Software development costs, net consisted of the following:

	September 30, 2017	September 24, 2016
Software development costs	$89,468	$67,289
Less: accumulated amortization	(43,035)	(30,329)
	$46,433	$36,960

Schedule of estimated software amortization expense

The estimated software amortization expense for the periods ending September 30 are as follows:

Fiscal period ending September 30,
2018	$15,123
2019	14,026
2020	9,907
2021	5,043
2022	2,073
Thereafter	261
Total	$46,433